Shareholder Report	6 Months Ended
Sep. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	MULTI-SELECT SECURITIES FUND FOR PUERTO RICO RESIDENTS
Entity Central Index Key	0001852344
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2024
International Portfolio I - Class A
Shareholder Report [Line Items]
Fund Name	International Portfolio I
Class Name	Class A
Trading Symbol	PRANX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the International Portfolio I (the “Portfolio”), one of the Portfolios of the Multi-Select Securities Fund for Puerto Rico Residents (the “Fund”), for the period from April 1, 2024, to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You may find additional information about the Fund at www.ubs.com/prfunds or by contacting us at 787-250-3600.
Additional Information Phone Number	787-250-3600
Additional Information Website	www.ubs.com/prfunds
Expenses [Text Block]

What were the Portfolio costs for the last six months?	Class Name	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
	Class A	$184	1.77%
Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Expenses Paid, Amount	$ 184
Expense Ratio, Percent	1.77%
Net Assets	$ 2,576,956
Holdings Count | Holding	47
Advisory Fees Paid, Amount	$ 12,624
Investment Company, Portfolio Turnover	19.16%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

PORTFOLIO STATISTICS

Total Net Assets	$2,576,956

# of Portfolio Holdings	47

Portfolio Turnover Rate	19.16%

Total Advisory Fees Paid	$12,624

Holdings [Text Block]
Top 5 Sectors (% of Net Assets)
Portfolio Holdings
Sum
maries
The Portfolio consists 100% of equity securities.

Top 5 Holdings (% of Net Assets)

ING Group N.V.	2.89%

Barclays PLC	2.4%

Roche Holding AG	2.4%

Capgemini SE	2.3%

KBC Group N.V.	2.3%

Largest Holdings [Text Block]

Top 5 Holdings (% of Net Assets)

ING Group N.V.	2.89%

Barclays PLC	2.4%

Roche Holding AG	2.4%

Capgemini SE	2.3%

KBC Group N.V.	2.3%

Large Cap Core Portfolio I - Class A
Shareholder Report [Line Items]
Fund Name	Large Cap Core Portfolio I
Class Name	Class A
Trading Symbol	PRAOX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Large Cap Core Portfolio I (the “Portfolio”), one of the Portfolios of the Multi-Select Securities Fund for Puerto Rico Residents (the “Fund”), for the period from April 1, 2024, to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You may find additional information about the Fund at www.ubs.com/prfunds or by contacting us at 787-250-3600.
Additional Information Phone Number	787-250-3600
Additional Information Website	www.ubs.com/prfunds
Expenses [Text Block]

What were the Portfolio costs for the last six months?	Class Name	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
	Class A	$184	1.76%
Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Expenses Paid, Amount	$ 184
Expense Ratio, Percent	1.76%
Net Assets	$ 5,019,772
Holdings Count | Holding	56
Advisory Fees Paid, Amount	$ 24,427
Investment Company, Portfolio Turnover	25.78%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

PORTFOLIO STATISTICS

Total Net Assets	$5,019,772

# of Portfolio Holdings	56

Portfolio Turnover Rate	25.78%

Total Advisory Fees Paid	$24,427

Holdings [Text Block]
Top 5 Sectors (% of Net Assets)

Portfolio Holdings Summaries
The Portfolio consists 100% of equity securities.

Top 5 Holdings (% of Net Assets)

Microsoft Corp.	6.26%

Apple, Inc.	6.1%

NVIDIA Corp.	6.0%

Amazon.com, Inc.	4.1%

Alphabet, Inc. Class A	4.0%

Largest Holdings [Text Block]

Top 5 Holdings (% of Net Assets)

Microsoft Corp.	6.26%

Apple, Inc.	6.1%

NVIDIA Corp.	6.0%

Amazon.com, Inc.	4.1%

Alphabet, Inc. Class A	4.0%

Large Cap Core Portfolio I - Class L
Shareholder Report [Line Items]
Fund Name	Large Cap Core Portfolio I
Class Name	Class L
Trading Symbol	PRBKX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Large Cap Core Portfolio I (the “Portfolio”), one of the Portfolios of the Multi-Select Securities Fund for Puerto Rico Residents (the “Fund”), for the period from April 1, 2024, to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You may find additional information about the Fund at www.ubs.com/prfunds or by contacting us at 787-250-3600.
Additional Information Phone Number	787-250-3600
Additional Information Website	www.ubs.com/prfunds
Expenses [Text Block]

What were the Portfolio costs for the last six months?	Class Name	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
	Class L	$184	1.76%
Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Expenses Paid, Amount	$ 184
Expense Ratio, Percent	1.76%
Net Assets	$ 5,019,772
Holdings Count | Holding	56
Advisory Fees Paid, Amount	$ 11,969
Investment Company, Portfolio Turnover	25.78%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

PORTFOLIO STATISTICS

Total Net Assets	$5,019,772

# of Portfolio Holdings	56

Portfolio Turnover Rate	25.78%

Total Advisory Fees Paid	$11,969

Holdings [Text Block]
Top 5 Sectors (% of Net Assets)

Portfolio Holdings Summaries
The Portfolio consists 100% of equity securities.

Top 5 Holdings (% of Net Assets)

Microsoft Corp.	6.26%

Apple, Inc.	6.1%

NVIDIA Corp.	6.0%

Amazon.com, Inc.	4.1%

Alphabet, Inc. Class A	4.0%

Largest Holdings [Text Block]

Top 5 Holdings (% of Net Assets)

Microsoft Corp.	6.26%

Apple, Inc.	6.1%

NVIDIA Corp.	6.0%

Amazon.com, Inc.	4.1%

Alphabet, Inc. Class A	4.0%

Large Cap Growth Portfolio I - Class A
Shareholder Report [Line Items]
Fund Name	Large Cap Growth Portfolio I
Class Name	Class A
Trading Symbol	PRAQX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Large Cap Growth Portfolio I (the “Portfolio”), one of the Portfolios of the Multi-Select Securities Fund for Puerto Rico Residents (the “Fund”), for the period from April 1, 2024, to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You may find additional information about the Fund at www.ubs.com/prfunds or by contacting us at 787-250-3600.
Additional Information Phone Number	787-250-3600
Additional Information Website	www.ubs.com/prfunds
Expenses [Text Block]

What were the Portfolio costs for the last six months?	Class Name	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
	Class A	$184	1.77%
Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Expenses Paid, Amount	$ 184
Expense Ratio, Percent	1.77%
Net Assets	$ 6,275,060
Holdings Count | Holding	42
Advisory Fees Paid, Amount	$ 30,323
Investment Company, Portfolio Turnover	37.63%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

PORTFOLIO STATISTICS

Total Net Assets	$6,275,060

# of Portfolio Holdings	42

Portfolio Turnover Rate	37.63%

Total Advisory Fees Paid	$30,323

Holdings [Text Block]
Top 5 Sectors (% of Net Assets)
Portfolio Holdings Summaries
The Portfolio consists 100% of equity securities.

Top 5 Holdings (% of Net Assets)

Microsoft Corp.	10.24%

Amazon.com, Inc.	6.8%

NVIDIA Corp.	6.4%

Apple, Inc.	5.4%

Meta Platforms, Inc.	4.3%

Largest Holdings [Text Block]

Top 5 Holdings (% of Net Assets)

Microsoft Corp.	10.24%

Amazon.com, Inc.	6.8%

NVIDIA Corp.	6.4%

Apple, Inc.	5.4%

Meta Platforms, Inc.	4.3%

Large Cap Growth Portfolio I - Class L
Shareholder Report [Line Items]
Fund Name	Large Cap Growth Portfolio I
Class Name	Class L
Trading Symbol	PRBNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Large Cap Growth Portfolio I (the “Portfolio”), one of the Portfolios of the Multi-Select Securities Fund for Puerto Rico Residents (the “Fund”), for the period from April 1, 2024, to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You may find additional information about the Fund at www.ubs.com/prfunds or by contacting us at 787-250-3600.
Additional Information Phone Number	787-250-3600
Additional Information Website	www.ubs.com/prfunds
Expenses [Text Block]

What were the Portfolio costs for the last six months?	Class Name	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
	Class L	$184	1.77%
Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Expenses Paid, Amount	$ 184
Expense Ratio, Percent	1.77%
Net Assets	$ 2,657,758
Holdings Count | Holding	42
Advisory Fees Paid, Amount	$ 12,580
Investment Company, Portfolio Turnover	37.63%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

PORTFOLIO STATISTICS

Total Net Assets	$2,657,758

# of Portfolio Holdings	42

Portfolio Turnover Rate	37.63%

Total Advisory Fees Paid	$12,580

Holdings [Text Block]
Top 5 Sectors (% of Net Assets)
Portfolio Holdings Summaries
The Portfolio consists 100% of equity securities.

Top 5 Holdings (% of Net Assets)

Microsoft Corp.	10.24%

Amazon.com, Inc.	6.8%

NVIDIA Corp.	6.4%

Apple, Inc.	5.4%

Meta Platforms, Inc.	4.3%

Largest Holdings [Text Block]

Top 5 Holdings (% of Net Assets)

Microsoft Corp.	10.24%

Amazon.com, Inc.	6.8%

NVIDIA Corp.	6.4%

Apple, Inc.	5.4%

Meta Platforms, Inc.	4.3%

Large Cap Value Portfolio I - Class A
Shareholder Report [Line Items]
Fund Name	Large Cap Value Portfolio I
Class Name	Class A
Trading Symbol	PRAUX
Annual or Semi-Annual Statement [Text Block]	This
semi-annual
shareholder report contains important information about the Large Cap Value Portfolio I (the “Portfolio”), one of the Portfolios of the Multi-Select Securities Fund for Puerto Rico Residents (the “Fund”), for the period from April 1, 2024, to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You may find additional information about the Fund at www.ubs.com/prfunds or by contacting us at 787-250-3600.
Additional Information Phone Number	787-250-3600
Additional Information Website	www.ubs.com/prfunds
Expenses [Text Block]

What were the Portfolio costs for the last six months?	Class Name	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
	Class A	$183	1.77%
Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Expenses Paid, Amount	$ 183
Expense Ratio, Percent	1.77%
Net Assets	$ 4,660,039
Holdings Count | Holding	30
Advisory Fees Paid, Amount	$ 22,098
Investment Company, Portfolio Turnover	3.55%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

PORTFOLIO STATISTICS

Total Net Assets	$4,660,039

# of Portfolio Holdings	30

Portfolio Turnover Rate	3.55%

Total Advisory Fees Paid	$22,098

Holdings [Text Block]
Top 5 Sectors (% of Net Assets)
Portfolio Holdings Summaries
The Portfolio consists 100% of equity securities.

Top 5 Holdings (% of Net Assets)

Apple, Inc.	4.48%

Berkshire Hathaway, Inc.	3.9%

Air Products and Chemicals, Inc.	3.9%

Texas Instruments, Inc.	3.7%

The Progressive Corporation	3.6%

Largest Holdings [Text Block]

Top 5 Holdings (% of Net Assets)

Apple, Inc.	4.48%

Berkshire Hathaway, Inc.	3.9%

Air Products and Chemicals, Inc.	3.9%

Texas Instruments, Inc.	3.7%

The Progressive Corporation	3.6%

Large Cap Value Portfolio I - Class L
Shareholder Report [Line Items]
Fund Name	Large Cap Value Portfolio I
Class Name	Class L
Trading Symbol	PRBOX
Annual or Semi-Annual Statement [Text Block]	This
semi-annual
shareholder report contains important information about the Large Cap Value Portfolio I (the “Portfolio”), one of the Portfolios of the Multi-Select Securities Fund for Puerto Rico Residents (the “Fund”), for the period from April 1, 2024, to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You may find additional information about the Fund at www.ubs.com/prfunds or by contacting us at 787-250-3600.
Additional Information Phone Number	787-250-3600
Additional Information Website	www.ubs.com/prfunds
Expenses [Text Block]

What were the Portfolio costs for the last six months?	Class Name	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
	Class L	$183	1.77%
Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Expenses Paid, Amount	$ 183
Expense Ratio, Percent	1.77%
Net Assets	$ 1,873,019
Holdings Count | Holding	30
Advisory Fees Paid, Amount	$ 8,758
Investment Company, Portfolio Turnover	3.55%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

PORTFOLIO STATISTICS

Total Net Assets	$1,873,019

# of Portfolio Holdings	30

Portfolio Turnover Rate	3.55%

Total Advisory Fees Paid	$8,758

Holdings [Text Block]
Top 5 Sectors (% of Net Assets)
Portfolio Holdings Summaries
The Portfolio consists 100% of equity securities.

Top 5 Holdings (% of Net Assets)

Apple, Inc.	4.48%

Berkshire Hathaway, Inc.	3.9%

Air Products and Chemicals, Inc.	3.9%

Texas Instruments, Inc.	3.7%

The Progressive Corporation	3.6%

Largest Holdings [Text Block]

Top 5 Holdings (% of Net Assets)

Apple, Inc.	4.48%

Berkshire Hathaway, Inc.	3.9%

Air Products and Chemicals, Inc.	3.9%

Texas Instruments, Inc.	3.7%

The Progressive Corporation	3.6%

Mid Cap Core Portfolio I - Class A
Shareholder Report [Line Items]
Fund Name	Mid Cap Core Portfolio I
Class Name	Class A
Trading Symbol	PRAVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Mid Cap Core Portfolio I (the “Portfolio”), one of the Portfolios of the Multi-Select Securities Fund for Puerto Rico Residents (the “Fund”), for the period from April 1, 2024, to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You may find additional information about the Fund at www.ubs.com/prfunds or by contacting us at 787-250-3600.
Additional Information Phone Number	787-250-3600
Additional Information Website	www.ubs.com/prfunds
Expenses [Text Block]

What were the Portfolio costs for the last six months?	Class Name	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
	Class A	$176	1.76%
Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Expenses Paid, Amount	$ 176
Expense Ratio, Percent	1.76%
Net Assets	$ 3,181,145
Holdings Count | Holding	34
Advisory Fees Paid, Amount	$ 15,582
Investment Company, Portfolio Turnover	4.98%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

PORTFOLIO STATISTICS

Total Net Assets	$3,181,145

# of Portfolio Holdings	34

Portfolio Turnover Rate	4.98%

Total Advisory Fees Paid	$15,582

Holdings [Text Block]
Top 5 Sectors (% of Net Assets)
Portfolio Holdings Summaries
The Portfolio consists 100% of equity securities.

Top 5 Holdings (% of Net Assets)

Entegris, Inc.	3.48%

Armstrong World Industries, Inc.	3.3%

AerCap Holdings N.V.	3.2%

Allison Transmission Holdings, Inc.	3.1%

Fidelity National Information Services, Inc	3.1%

Largest Holdings [Text Block]

Top 5 Holdings (% of Net Assets)

Entegris, Inc.	3.48%

Armstrong World Industries, Inc.	3.3%

AerCap Holdings N.V.	3.2%

Allison Transmission Holdings, Inc.	3.1%

Fidelity National Information Services, Inc	3.1%

Mid Cap Core Portfolio I - Class L
Shareholder Report [Line Items]
Fund Name	Mid Cap Core Portfolio I
Class Name	Class L
Trading Symbol	PRBPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Mid Cap Core Portfolio I (the “Portfolio”), one of the Portfolios of the Multi-Select Securities Fund for Puerto Rico Residents (the “Fund”), for the period from April 1, 2024, to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You may find additional information about the Fund at www.ubs.com/prfunds or by contacting us at 787-250-3600.
Additional Information Phone Number	787-250-3600
Additional Information Website	www.ubs.com/prfunds
Expenses [Text Block]

What were the Portfolio costs for the last six months?	Class Name	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
	Class L	$176	1.76%
Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Expenses Paid, Amount	$ 176
Expense Ratio, Percent	1.76%
Net Assets	$ 1,727,303
Holdings Count | Holding	34
Advisory Fees Paid, Amount	$ 8,255
Investment Company, Portfolio Turnover	4.98%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

PORTFOLIO STATISTICS

Total Net Assets	$1,727,303

# of Portfolio Holdings	34

Portfolio Turnover Rate	4.98%

Total Advisory Fees Paid	$8,255

Holdings [Text Block]
Top 5 Sectors (% of Net Assets)
Portfolio Holdings Summaries
The Portfolio consists
100
% of equity securities.

Top 5 Holdings (% of Net Assets)

Entegris, Inc.	3.48%

Armstrong World Industries, Inc.	3.3%

AerCap Holdings N.V.	3.2%

Allison Transmission Holdings, Inc.	3.1%

Fidelity National Information Services, Inc	3.1%

Largest Holdings [Text Block]

Top 5 Holdings (% of Net Assets)

Entegris, Inc.	3.48%

Armstrong World Industries, Inc.	3.3%

AerCap Holdings N.V.	3.2%

Allison Transmission Holdings, Inc.	3.1%

Fidelity National Information Services, Inc	3.1%

Small Cap Core Portfolio I - Class A
Shareholder Report [Line Items]
Fund Name	Small Cap Core Portfolio I
Class Name	Class A
Trading Symbol	PRAWX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Small Cap Core Portfolio I (the “Portfolio”), one of the Portfolios of the Multi-Select Securities Fund for Puerto Rico Residents (the “Fund”), for the period from April 1, 2024, to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You may find additional information about the Fund at www.ubs.com/prfunds or by contacting us at 787-250-3600.
Additional Information Phone Number	787-250-3600
Additional Information Website	www.ubs.com/prfunds
Expenses [Text Block]

What were the Portfolio costs for the last six months?	Class Name	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
	Class A	$180	1.77%
Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment )

Expenses Paid, Amount	$ 180
Expense Ratio, Percent	1.77%
Net Assets	$ 2,869,709
Holdings Count | Holding	43
Advisory Fees Paid, Amount	$ 13,991
Investment Company, Portfolio Turnover	1.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

PORTFOLIO STATISTICS

Total Net Assets	$2,869,709

# of Portfolio Holdings	43

Portfolio Turnover Rate	1.00%

Total Advisory Fees Paid	$13,991

Holdings [Text Block]
Top 5 Sectors (% of Net Assets)
Portfolio Holdings Summaries
The Portfolio consists 100% of equity
securities
.

Top 5 Holdings (% of Net Assets)

Envestnet, Inc.	2.57%

AXIS Capital Holdings Ltd.	2.5%

Tower Semiconductor Ltd.	2.4%

Globus Medical, Inc.	2.3%

Frontdoor, Inc.	2.2%

Largest Holdings [Text Block]

Top 5 Holdings (% of Net Assets)

Envestnet, Inc.	2.57%

AXIS Capital Holdings Ltd.	2.5%

Tower Semiconductor Ltd.	2.4%

Globus Medical, Inc.	2.3%

Frontdoor, Inc.	2.2%